Shareholders' Equity (Compensation Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2018 Equity Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 15,760	$ 12,141	$ 10,463
2018 Equity Incentive Plan | Cost of revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	2,365	1,822	1,570
2018 Equity Incentive Plan | General and administration expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	13,395	10,319	8,893
2018 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	1,101	10,589	62,090
2018 Phantom Bonus Retention Plan | Cost of revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	575	6,164	34,778
2018 Phantom Bonus Retention Plan | General and administration expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	460	2,635	15,537
2018 Phantom Bonus Retention Plan | Marketing and selling
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 66	$ 1,790	$ 11,775